ALLOWANCE FOR DOUBTFUL RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2011
Allowance for doubtful receivables
ALLOWANCE FOR DOUBTFUL RECEIVABLES
Schedule of allowance for doubtful receivables
	At December 31
	2009	2010	2011
	$	$	$

Balance, beginning of the year	1,810,284	13,859,407	19,295,063
Allowance made during the year	12,694,191	5,435,656	26,556,358
Recoveries	(386,668)	—	—
Amount written-off against allowance	(258,400)	—	(412,654)
Balance, end of the year	13,859,407	19,295,063	45,438,767

Allowance for other receivables
ALLOWANCE FOR DOUBTFUL RECEIVABLES
Schedule of allowance for doubtful receivables

	At December 31
	2009	2010	2011
	$	$	$

Balance, beginning of the year	243,966	2,952,520	4,494,603
Allowance made during the year	2,708,554	1,542,083	4,801,713
Balance, end of the year	2,952,520	4,494,603	9,296,316

Allowance for advances to suppliers
ALLOWANCE FOR DOUBTFUL RECEIVABLES
Schedule of allowance for doubtful receivables

	At December 31
	2009	2010	2011
	$	$	$

Balance, beginning of the year	7,944,150	5,980,338	6,143,783
Allowance made during the year	262,283	163,445	9,509,515
Recoveries	(2,226,095)	—	(52,802)
Balance, end of the year	5,980,338	6,143,783	15,600,496